Morgan, Lewis & Bockius LLP
2020 K Street, NW
Washington, DC 20006
Tel. +1.202.373.6000
Fax: +1.202.373.6001
www.morganlewis.com

Laura E. Flores

Partner

+1.202.373.6101

laura.flores@morganlewis.com

December 10, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Reality Shares ETF Trust: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A (File Nos. 333-192288 and 811-22911)

Ladies and Gentlemen:

On behalf of our client, Reality Shares ETF Trust (the “Trust”), we are filing Post-Effective Amendment No. 7 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 11 under the Investment Company Act of 1940, as amended (the “Filing”), to the Trust’s registration statement on Form N-1A.

This Filing follows the filing the Trust made on September 2, 2015 pursuant to Rule 485(a)(2) under the 1933 Act (the “485(a) Filing”), and is now made pursuant to Rule 485(b) under the 1933 Act, for the purpose of responding to Securities and Exchange Commission staff comments to the 485(a) Filing and to make certain other non-material changes to the 485(a) Filing.

Please contact the undersigned at 202.373.6101 should you have any questions or comments.

Thank you for your attention to this matter.

Sincerely,

/s/ Laura E. Flores Laura E. Flores

cc:	Eric R. Ervin, Reality Shares Advisors, LLC